Schedule of Investments (unaudited)
June 30, 2025
BlackRock 40/60 Target Allocation Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 41.5%
BlackRock Technology Opportunities Fund, Class K	195,343	$ 15,701,699
International Tilts Master Portfolio	$ 15,838,922	15,838,922
iShares Core MSCI Emerging Markets ETF	363,040	21,793,291
iShares Core S&P 500 ETF	74,208	46,075,747
iShares MSCI EAFE Growth ETF	140,770	15,766,240
iShares MSCI EAFE Value ETF	336,347	21,351,308
iShares MSCI U.S.A. Momentum Factor ETF	65,718	15,793,350
iShares MSCI U.S.A. Quality Factor ETF	198,870	36,357,414
iShares S&P 100 ETF	49,434	15,045,238
iShares S&P 500 Growth ETF	356,528	39,253,733
iShares S&P 500 Value ETF	144,372	28,213,176
iShares U.S. Equity Factor Rotation Active ETF	700,333	38,140,135
		309,330,253
Fixed-Income Funds — 58.4%
BlackRock Strategic Income Opportunities Portfolio, Class K	6,112,546	59,230,572
BlackRock Total Return Fund, Class K	10,357,861	102,646,404
BlackRock U.S. Mortgage Portfolio, Institutional Class	4,106,488	37,040,522
iShares 0-5 Year TIPS Bond ETF	211,956	21,812,392
iShares 10-20 Year Treasury Bond ETF	793,751	80,645,102
iShares Convertible Bond ETF	172,531	15,545,043
iShares Core International Aggregate Bond ETF	569,872	29,114,760
iShares Core Total USD Bond Market ETF	660,048	30,514,019
iShares Flexible Income Active ETF	830,626	43,890,278
iShares J.P. Morgan USD Emerging Markets Bond ETF(b)	158,255	14,657,578
		435,096,670
Total Long-Term Investments — 99.9% (Cost: $682,827,123)		744,426,923

Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(a)(c)(d)	14,688,208	$ 14,694,083
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(a)(c)	1,364,905	1,364,905
Total Short-Term Securities — 2.2% (Cost: $16,058,181)		16,058,988
Total Investments — 102.1% (Cost: $698,885,304)		760,485,911
Liabilities in Excess of Other Assets — (2.1)%		(15,321,691)
Net Assets — 100.0%		$ 745,164,220

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 30,723,742	$ —	$ (16,016,523)(a)	$ 1,385	$ (14,521)	$ 14,694,083	14,688,208	$ 208,756 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	378,184	986,721 (a)	—	—	—	1,364,905	1,364,905	39,012	—
BlackRock Strategic Income Opportunities Portfolio, Class K	52,049,313	8,976,158	(2,145,661)	(9,845)	360,607	59,230,572	6,112,546	2,003,759	—

Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock 40/60 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Technology Opportunities Fund, Class K	$ —	$ 14,368,080	$ (65,883)	$ 1,818	$ 1,397,684	$ 15,701,699	195,343	$ —	$ —
BlackRock Total Return Fund, Class K	91,249,043	17,361,842	(3,753,906)	(111,860)	(2,098,715)	102,646,404	10,357,861	3,511,813	63,693
BlackRock U.S. Mortgage Portfolio, Institutional Class	38,760,030	7,068,848	(8,457,782)	4,871	(335,445)	37,040,522	4,106,488	1,616,072	88,904
BlackRock Unconstrained Equity Fund(c)	12,283,526	1,535,451	(13,922,719)	400,661	(296,919)	—	—	—	—
International Tilts Master Portfolio	—	14,443,386 (a)(d)	—	253,449	1,142,087	15,838,922	$15,838,922	215,340	—
iShares 0-5 Year TIPS Bond ETF	—	21,822,027	(98,790)	(233)	89,388	21,812,392	211,956	63,937	—
iShares 10-20 Year Treasury Bond ETF	—	81,906,503	(1,193,974)	(24,187)	(43,240)	80,645,102	793,751	746,788	—
iShares 20+ Year Treasury Bond ETF(c)	32,496,116	6,614,743	(37,014,343)	(2,300,898)	204,382	—	—	572,777	—
iShares Convertible Bond ETF	13,172,419	8,438,100	(7,249,884)	99,309	1,085,099	15,545,043	172,531	312,560	—
iShares Core International Aggregate Bond ETF	—	28,955,296	(131,981)	694	290,751	29,114,760	569,872	—	—
iShares Core MSCI Emerging Markets ETF	—	20,507,973	(336,131)	(5,775)	1,627,224	21,793,291	363,040	254,557	—
iShares Core S&P 500 ETF	68,004,771	9,237,831	(35,109,319)	9,784,070	(5,841,606)	46,075,747	74,208	561,450	—
iShares Core Total USD Bond Market ETF	78,286,817	10,007,053	(55,644,047)	(473,691)	(1,662,113)	30,514,019	660,048	2,098,189	—
iShares Flexible Income Active ETF	38,045,859	7,768,953	(1,495,054)	(22,381)	(407,099)	43,890,278	830,626	1,998,616	—
iShares High Yield Systematic Bond ETF(c)	—	14,778,884	(14,474,207)	(304,677)	—	—	—	467,884	—
iShares Investment Grade Systematic Bond ETF(c)	26,215,772	375,404	(25,898,545)	395,839	(1,088,470)	—	—	212,213	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	12,716,773	2,554,076	(536,791)	(7,389)	(69,091)	14,657,578	158,255	580,237	—
iShares MSCI EAFE Growth ETF	20,589,031	8,844,109	(14,283,112)	818,219	(202,007)	15,766,240	140,770	320,189	—
iShares MSCI EAFE Value ETF	25,635,828	8,128,045	(13,919,020)	189,948	1,316,507	21,351,308	336,347	785,305	—
iShares MSCI Emerging Markets ex China ETF(c)	18,974,777	2,584,191	(20,845,312)	213,955	(927,611)	—	—	310,527	—

Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock 40/60 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares/ Investment Value Held at 06/30/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares MSCI U.S.A. Momentum Factor ETF	$ —	$ 14,491,305	$ (438,899)	$ (28,360)	$ 1,769,304	$ 15,793,350	65,718	$ 110,740	$ —
iShares MSCI U.S.A. Quality Factor ETF	34,154,857	4,282,340	(2,787,951)	112,949	595,219	36,357,414	198,870	255,137	—
iShares S&P 100 ETF	—	14,316,903	(65,915)	411	793,839	15,045,238	49,434	31,495	—
iShares S&P 500 Growth ETF	35,052,639	4,153,497	(5,017,158)	307,224	4,757,531	39,253,733	356,528	125,459	—
iShares S&P 500 Value ETF	13,773,113	15,432,167	(840,312)	(29,621)	(122,171)	28,213,176	144,372	298,428	—
iShares U.S. Equity Factor Rotation Active ETF	32,495,112	4,358,292	(2,065,540)	(58,582)	3,410,853	38,140,135	700,333	332,515	—
iShares U.S. Technology ETF(c)	13,438,232	1,549,839	(15,609,378)	5,870,060	(5,248,753)	—	—	12,906	—
				$ 15,077,363	$ 482,714	$ 760,485,911		$ 18,046,661	$ 152,597

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
June 30, 2025
BlackRock 40/60 Target Allocation Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 744,426,923	$ —	$ —	$ 744,426,923
Short-Term Securities
Money Market Funds	16,058,988	—	—	16,058,988
	$ 760,485,911	$ —	$ —	$ 760,485,911

Portfolio Abbreviation
ETF	Exchange-Traded Fund